UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

________

FORM N-PX
________

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-06400

The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

________

101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

________

Michael Beattie, President
The Advisors’ Inner Circle Fund
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

________

Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: October 31
Date of Reporting Period: July 1, 2019 to June 30, 2020

________

Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following Funds, each of which is a series of The Advisors’ Inner Circle Fund:

AlphaOne NexGen Technology Fund
(The AlphaOne NexGen Technology Fund liquidated on September 30, 2019)
AlphaOne Small Cap Opportunities Fund
(The AlphaOne Small Cap Opportunities Fund liquidated on August 30, 2019)
AlphaOne VIMCO Small Cap Value Fund
(The AlphaOne Small Cap Opportunities Fund liquidated on November 15, 2019)

Non-Voting Funds

AlphaOne NexGen Technology Fund
The Registrant did not cast any proxy votes during the reporting period.
Accordingly, there are no proxy votes to report.

AlphaOne VIMCO Small Cap Value Fund
The Registrant did not cast any proxy votes during the reporting period.
Accordingly, there are no proxy votes to report.

AlphaOne Small Cap Opportunities Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

AZZ INC.
Security ID: 002474104
Ticker: AZZ
Meeting Date: 09-Jul-19
Meeting Type: Annual
1.1	Elect Director Daniel E. Berce	Management	For	Voted - For
1.2	Elect Director Paul Eisman	Management	For	Voted - For
1.3	Elect Director Daniel R. Feehan	Management	For	Voted - For
1.4	Elect Director Thomas E. Ferguson	Management	For	Voted - For
1.5	Elect Director Kevern R. Joyce	Management	For	Voted - For
1.6	Elect Director Venita McCellon-Allen	Management	For	Voted - For
1.7	Elect Director Ed McGough	Management	For	Voted - For
1.8	Elect Director Stephen E. Pirnat	Management	For	Voted - For
1.9	Elect Director Steven R. Purvis	Management	For	Voted - For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Voted - For
3	Ratify Grant Thornton LLP as Auditor	Management	For	Voted - For
CALAMP CORP.
Security ID: 128126109
Ticker: CAMP
Meeting Date: 24-Jul-19
Meeting Type: Annual
1.1	Elect Director A.J. "Bert" Moyer	Management	For	Voted - For
1.2	Elect Director Scott Arnold	Management	For	Voted - For
1.3	Elect Director Michael Burdiek	Management	For	Voted - For
1.4	Elect Director Jason Cohenour	Management	For	Voted - For
1.5	Elect Director Jeffery Gardner	Management	For	Voted - For
1.6	Elect Director Amal Johnson	Management	For	Voted - For
1.7	Elect Director Roxanne Oulman	Management	For	Voted - For
1.8	Elect Director Jorge Titinger	Management	For	Voted - For
1.9	Elect Director Larry Wolfe	Management	For	Voted - For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Voted - For
3	Ratify Deloitte & Touche LLP as Auditors	Management	For	Voted - For

COLUMBUS MCKINNON CORPORATION
Security ID: 199333105
Ticker: CMCO
Meeting Date: 22-Jul-19
Meeting Type: Annual
1.1	Elect Director Richard H. Fleming	Management	For	Voted - For
1.2	Elect Director Ernest R. Verebelyi	Management	For	Voted - For
1.3	Elect Director Mark D. Morelli	Management	For	Voted - For
1.4	Elect Director Nicholas T. Pinchuk	Management	For	Voted - For
1.5	Elect Director Liam G. McCarthy	Management	For	Voted - For
1.6	Elect Director R. Scott Trumbull	Management	For	Voted - For
1.7	Elect Director Heath A. Mitts	Management	For	Voted - For

1

AlphaOne Small Cap Opportunities Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1.8	Elect Director Kathryn V. Roedel	Management	For	Voted - For
1.9	Elect Director Aziz S. Aghili	Management	For	Voted - For
2	Ratify Ernst & Young LLP as Auditors	Management	For	Voted - For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Voted - For
4	Amend Omnibus Stock Plan	Management	For	Voted - For
COMPUTER SERVICES, INC.
Security ID: 20539A105
Ticker: CSVI
Meeting Date: 10-Jul-19
Meeting Type: Annual
1.1	Elect Director Michael Carter	Management	For	Voted - Withheld
1.2	Elect Director Steven A. Powless	Management	For	Voted - Withheld
1.3	Elect Director Robert L. Walker	Management	For	Voted - Withheld
2	Ratify the Termination of RSM US LLP as Auditor and Confirm the Authority of the Audit Committee to Select a Successor Firm for 2020 Fiscal Year	Management	For	Voted - Against
CRA INTERNATIONAL, INC.
Security ID: 12618T105
Ticker: CRAI
Meeting Date: 10-Jul-19
Meeting Type: Annual
1.1	Elect Director Paul Maleh	Management	For	Voted - Withheld
1.2	Elect Director Thomas Avery	Management	For	Voted - Withheld
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Voted - For
3	Ratify Ernst & Young LLP as Auditors	Management	For	Voted - For
GP STRATEGIES CORPORATION
Security ID: 36225V104
Ticker: GPX
Meeting Date: 07-Aug-19
Meeting Type: Annual
1.1	Elect Director Tamar Elkeles	Management	For	Voted - For
1.2	Elect Director Marshall S. Geller	Management	For	Voted - For
1.3	Elect Director Scott N. Greenberg	Management	For	Voted - For
1.4	Elect Director Steven E. Koonin	Management	For	Voted - For
1.5	Elect Director Jacques Manardo	Management	For	Voted - For
1.6	Elect Director Richard C. Pfenniger, Jr.	Management	For	Voted - For
1.7	Elect Director Samuel D. Robinson	Management	For	Voted - For
2	Ratify KPMG LLP as Auditors	Management	For	Voted - For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Voted - For
4	Amend Omnibus Stock Plan	Management	For	Voted - For

2

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund

By:  /s/ Michael Beattie
Michael Beattie
President
Date: August 18, 2020

3